UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21745
Investment Company Act File Number
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 1.2%
European Aeronautic Defence & Space Co.	56,122	$1,577,525
General Dynamics Corp.	33,624	1,912,869
Honeywell International, Inc.	59,872	2,628,980
L-3 Communications Holdings, Inc.	5,966	369,713
Northrop Grumman Corp.	15,716	819,747
Raytheon Co.	74,944	3,062,961
Rockwell Collins, Inc.	25,533	1,347,121
Rolls-Royce Holdings PLC(1)	272,487	2,504,904
Textron, Inc.	43,608	769,245

		$14,993,065

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	56,332	$3,857,052
Deutsche Post AG	82,457	1,055,680
Expeditors International of Washington, Inc.	73,976	2,999,727

		$7,912,459

Airlines — 0.1%
International Consolidated Airlines Group SA(1)	483,403	$1,141,740

		$1,141,740

Auto Components — 0.6%
Aisin Seiki Co., Ltd.	10,200	$339,613
Compagnie Generale des Etablissements Michelin	26,277	1,571,572
Dana Holding Corp.(1)	46,794	491,337
Denso Corp.	60,300	1,938,471
Goodyear Tire & Rubber Co. (The)(1)	61,752	623,078
Johnson Controls, Inc.	63,322	1,669,801
Toyota Boshoku Corp.	11,900	170,060
Toyota Industries Corp.	8,600	250,814

		$7,054,746

Automobiles — 1.1%
Daimler AG	132,059	$5,873,249
Honda Motor Co., Ltd.	103,900	3,043,736
Isuzu Motors, Ltd.	116,000	498,352
Mazda Motor Corp.(1)	115,000	232,616
Suzuki Motor Corp.	52,800	1,163,867
Toyota Motor Corp.	50,407	1,727,910
Yamaha Motor Co., Ltd.(1)	18,800	248,201

		$12,787,931

Beverages — 1.4%
Carlsberg A/S, Class B	8,450	$500,741
Coca-Cola Co. (The)	82,128	5,548,568
Coca-Cola West Co., Ltd.	26,200	502,565
Constellation Brands, Inc., Class A(1)	33,994	611,892
Heineken Holding NV	24,773	956,045
Heineken NV	30,199	1,356,999
Kirin Holdings Co., Ltd.	90,000	1,177,205
PepsiCo, Inc.	77,079	4,771,190
Pernod-Ricard SA	15,528	1,215,728
Sapporo Holdings, Ltd.	128,000	477,274

		$17,118,207

Security	Shares	Value
Biotechnology — 2.3%
Amgen, Inc.	146,962	$8,075,562
Biogen Idec, Inc.(1)	65,997	6,147,621
BioMarin Pharmaceutical, Inc.(1)	19,589	624,301
Celgene Corp.(1)	108,131	6,695,471
Gilead Sciences, Inc.(1)	129,137	5,010,516
Regeneron Pharmaceuticals, Inc.(1)	23,758	1,382,716

		$27,936,187

Building Products — 0.2%
Asahi Glass Co., Ltd.	76,776	$749,581
Daikin Industries, Ltd.	63,300	1,813,058

		$2,562,639

Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	5,077	$396,260
Deutsche Bank AG	134,582	4,663,441
E*Trade Financial Corp.(1)	34,104	310,687
Franklin Resources, Inc.	19,250	1,841,070
GAM Holding, Ltd.(1)	58,376	730,670
Goldman Sachs Group, Inc. (The)	6,078	574,675
Greenhill & Co., Inc.	19,111	546,383
ICAP PLC	178,286	1,136,415
Janus Capital Group, Inc.	55,930	335,580
Julius Baer Group, Ltd.(1)	76,144	2,544,592
Lazard, Ltd., Class A	58,066	1,225,193
Man Group PLC	355,866	920,542
Matsui Securities Co., Ltd.	66,800	301,232
Morgan Stanley	119,686	1,615,761
Northern Trust Corp.	22,312	780,474
SBI Holdings, Inc.	1,116	96,431
State Street Corp.	39,300	1,263,888

		$19,283,294

Chemicals — 2.0%
Air Products and Chemicals, Inc.	37,115	$2,834,473
Akzo Nobel NV	18,556	818,829
BASF SE	123,106	7,505,207
Daicel Chemical Industries, Ltd.	51,000	290,343
Dow Chemical Co. (The)	14,120	317,135
Eastman Chemical Co.	11,375	779,529
Hitachi Chemical Co., Ltd.	16,800	277,360
Johnson Matthey PLC	85,911	2,107,270
Kaneka Corp.	57,000	322,443
Linde AG	19,853	2,656,598
Mitsubishi Gas Chemical Co., Inc.	55,000	337,645
Monsanto Co.	12,777	767,131
Nitto Denko Corp.	5,900	232,204
Shin-Etsu Chemical Co., Ltd.	58,200	2,854,919
Showa Denko KK	236,000	465,859
Sumitomo Chemical Co., Ltd.	160,000	617,366
Toray Industries, Inc.	56,000	392,176
Tosoh Corp.	173,000	542,100

		$24,118,587

Commercial Banks — 5.4%
Banco Popolare SC	182,477	$301,709
Banco Santander SA	1,132,101	9,255,935
Barclays PLC	1,085,798	2,662,765
BB&T Corp.	34,843	743,201
BNP Paribas	151,953	5,990,384
Criteria Caixacorp SA	267,829	1,173,408
Fifth Third Bancorp	192,006	1,939,261

Security	Shares	Value
First Horizon National Corp.	169,470	$1,010,041
First Republic Bank(1)	23,946	554,589
Gunma Bank, Ltd. (The)	106,000	590,828
Hachijuni Bank, Ltd. (The)	89,000	545,189
Hiroshima Bank, Ltd. (The)	87,000	430,597
HSBC Holdings PLC	1,235,349	9,461,904
Huntington Bancshares, Inc.	307,053	1,473,854
IBERIABANK Corp.	13,247	623,404
Intesa Sanpaolo SpA	2,370,552	3,717,598
KBC Groep NV	22,722	524,215
KeyCorp	306,709	1,818,784
Lloyds Banking Group PLC(1)	3,975,334	2,134,171
Mizuho Financial Group, Inc.	557,341	816,162
Natixis	165,993	522,174
PNC Financial Services Group, Inc.	42,872	2,066,002
Shinsei Bank, Ltd.	390,000	438,360
Societe Generale	111,185	2,910,576
Standard Chartered PLC	220,000	4,389,215
Sumitomo Mitsui Financial Group, Inc.	13,208	372,143
SunTrust Banks, Inc.	84,483	1,516,470
Texas Capital Bancshares, Inc.(1)	10,000	228,500
U.S. Bancorp	114,393	2,692,811
UniCredit SpA	2,422,488	2,568,731
Wells Fargo & Co.	60,937	1,469,800
Zions Bancorporation	41,793	588,028

		$65,530,809

Commercial Services & Supplies — 0.6%
SECOM Co., Ltd.	60,200	$2,903,602
Serco Group PLC	156,826	1,240,636
Waste Management, Inc.	114,399	3,724,831

		$7,869,069

Communications Equipment — 3.3%
Alcatel-Lucent(1)	295,793	$857,651
Cisco Systems, Inc.	1,025,848	15,890,386
JDS Uniphase Corp.(1)	28,713	286,269
Juniper Networks, Inc.(1)	78,925	1,362,245
Motorola Mobility Holdings, Inc.(1)	10,651	402,395
Nokia Oyj	447,577	2,530,942
QUALCOMM, Inc.	368,928	17,940,969
Tellabs, Inc.	165,629	710,548

		$39,981,405

Computers & Peripherals — 5.1%
Apple, Inc.(1)	157,291	$59,956,183
EMC Corp.(1)	76,080	1,596,919
Lexmark International, Inc., Class A(1)	11,965	323,414
NEC Corp.(1)	258,000	524,137

		$62,400,653

Construction & Engineering — 0.4%
Bouygues SA	19,011	$628,910
Chiyoda Corp.	69,000	672,694
Ferrovial SA	95,985	1,094,205
Fluor Corp.	9,129	424,955
Hochtief AG	11,977	748,092
JGC Corp.	67,000	1,638,435

		$5,207,291

Security	Shares	Value
Construction Materials — 0.2%
Imerys SA	22,993	$1,150,190
Lafarge SA	22,039	757,459

		$1,907,649

Consumer Finance — 0.3%
American Express Co.	45,990	$2,064,951
Capital One Financial Corp.	10,344	409,933
Credit Saison Co., Ltd.	51,200	987,177
SLM Corp.	50,603	630,007

		$4,092,068

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	41,898	$633,498
Sealed Air Corp.	79,892	1,334,197
Toyo Seikan Kaisha, Ltd.	68,100	1,030,606

		$2,998,301

Distributors — 0.3%
Canon Marketing Japan, Inc.	14,600	$178,235
Genuine Parts Co.	56,294	2,859,735
LKQ Corp.(1)	30,965	748,115

		$3,786,085

Diversified Financial Services — 0.4%
CME Group, Inc.	955	$235,312
Deutsche Boerse AG(1)	36,045	1,822,996
JPMorgan Chase & Co.	72,740	2,190,929
Moody’s Corp.	18,539	564,512
ORIX Corp.	4,130	324,153

		$5,137,902

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	258,166	$7,362,894
BT Group PLC	454,642	1,218,588
Deutsche Telekom AG	325,887	3,825,213
France Telecom SA	222,265	3,637,778
Frontier Communications Corp.	276,799	1,691,242
Telefonica SA	512,662	9,825,060
Verizon Communications, Inc.	161,847	5,955,970
Windstream Corp.	133,199	1,553,100

		$35,069,845

Electric Utilities — 1.6%
Duke Energy Corp.	144,296	$2,884,477
E.ON AG	274,138	5,947,710
EDF SA	41,600	1,204,775
Edison International	51,169	1,957,214
Enel SpA	692,425	3,056,510
Hokkaido Electric Power Co., Inc.	13,500	199,000
Iberdrola SA	494,257	3,341,619
Kyushu Electric Power Co., Inc.	7,400	118,976
Shikoku Electric Power Co., Inc.	8,200	225,429

		$18,935,710

Electrical Equipment — 0.7%
ABB, Ltd.(1)	334,273	$5,718,032
Cooper Industries PLC, Class A	21,762	1,003,664
Fujikura, Ltd.	87,000	284,797
GS Yuasa Corp.	82,000	384,505
Legrand SA	47,726	1,487,829
Mabuchi Motor Co., Ltd.	5,000	232,221

		$9,111,048

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Alps Electric Co., Ltd.	95,600	$732,348
Corning, Inc.	26,615	328,961
Keyence Corp.	1,110	303,756
Kyocera Corp.	53,734	4,493,005
Molex, Inc.	34,890	710,709
Nippon Electric Glass Co., Ltd.	96,000	872,351
Omron Corp.	16,500	324,036
TDK Corp.	64,400	2,246,498

		$10,011,664

Energy Equipment & Services — 0.7%
CGGVeritas(1)	31,600	$556,587
Halliburton Co.	123,425	3,766,931
Schlumberger, Ltd.	62,861	3,754,688
Technip SA	9,124	730,987

		$8,809,193

Food & Staples Retailing — 2.2%
Carrefour SA	158,894	$3,618,331
Casino Guichard-Perrachon SA	11,211	875,079
CVS Caremark Corp.	172,603	5,796,009
Delhaize Group SA	27,344	1,598,507
Koninklijke Ahold NV	134,328	1,579,721
Kroger Co. (The)	33,218	729,467
Metro AG	26,403	1,120,772
Seven & i Holdings Co., Ltd.	69,200	1,939,683
Supervalu, Inc.	39,692	264,349
Sysco Corp.	78,426	2,031,233
UNY Co., Ltd.	64,000	594,714
Wal-Mart Stores, Inc.	133,551	6,931,297

		$27,079,162

Food Products — 2.9%
Archer-Daniels-Midland Co.	12,901	$320,074
Campbell Soup Co.	17,968	581,624
ConAgra Foods, Inc.	77,043	1,865,981
H.J. Heinz Co.	47,559	2,400,778
Kraft Foods, Inc., Class A	88,500	2,971,830
Nestle SA	345,106	18,999,011
Nissin Foods Holdings Co., Ltd.	11,700	470,766
Toyo Suisan Kaisha, Ltd.	15,000	411,374
Unilever NV	203,126	6,429,620
Yakult Honsha Co., Ltd.	19,700	614,660

		$35,065,718

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$775,670
Snam Rete Gas SpA	175,073	808,244

		$1,583,914

Health Care Equipment & Supplies — 0.8%
Analogic Corp.	12,942	$587,696
Covidien PLC	51,806	2,284,645
Edwards Lifesciences Corp.(1)	5,485	390,971
Hologic, Inc.(1)	28,813	438,246
Medtronic, Inc.	35,589	1,182,978
Olympus Corp.	60,000	1,851,830
Terumo Corp.	54,000	2,810,391

		$9,546,757

Security	Shares	Value
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	43,561	$1,623,518
DaVita, Inc.(1)	17,678	1,107,880
Laboratory Corp. of America Holdings(1)	16,119	1,274,207
Lincare Holdings, Inc.	57,193	1,286,842
McKesson Corp.	22,301	1,621,283
Medco Health Solutions, Inc.(1)	28,789	1,349,916
Team Health Holdings, Inc.(1)	17,059	280,109
Tenet Healthcare Corp.(1)	159,375	658,219
UnitedHealth Group, Inc.	64,272	2,964,225
WellPoint, Inc.	13,715	895,315

		$13,061,514

Health Care Technology — 0.0%(2)
Allscripts Healthcare Solutions, Inc.(1)	31,347	$564,873

		$564,873

Hotels, Restaurants & Leisure — 1.5%
Accor SA	26,214	$698,029
Bally Technologies, Inc.(1)	11,183	301,717
Carnival Corp.	46,402	1,405,981
International Game Technology	42,344	615,258
Marriott International, Inc., Class A	21,533	586,559
McDonald’s Corp.	87,419	7,677,137
Six Flags Entertainment Corp.	17,977	498,322
Wynn Resorts, Ltd.	27,627	3,179,315
Yum! Brands, Inc.	68,297	3,373,189

		$18,335,507

Household Durables — 0.2%
Casio Computer Co., Ltd.	85,000	$538,177
Pulte Group, Inc.(1)	84,375	333,281
Sekisui Chemical Co., Ltd.	61,000	512,848
Sony Corp.	57,600	1,102,577

		$2,486,883

Household Products — 0.9%
Clorox Co. (The)	20,211	$1,340,596
Colgate-Palmolive Co.	3,997	354,454
Henkel AG & Co. KGaA, PFC Shares	20,000	1,063,442
Kimberly-Clark Corp.	23,485	1,667,670
Procter & Gamble Co.	78,880	4,983,638
Reckitt Benckiser Group PLC	30,271	1,533,772
Uni-Charm Corp.	12,400	594,747

		$11,538,319

Industrial Conglomerates — 1.6%
3M Co.	53,517	$3,841,985
General Electric Co.	197,680	3,012,643
Hankyu Hanshin Holdings, Inc.	38,128	163,063
Nisshinbo Holdings, Inc.	82,000	714,957
Siemens AG	126,201	11,354,351

		$19,086,999

Insurance — 3.7%
ACE, Ltd.	25,406	$1,539,604
Ageas NV SA	225,000	387,478
Allianz SE	66,135	6,198,780
Allstate Corp. (The)	16,927	401,001
AON Corp.	3,503	147,056
Assicurazioni Generali SpA	197,346	3,125,213
AXA SA	297,994	3,876,864
Berkshire Hathaway, Inc., Class B(1)	21,563	1,531,835

Security	Shares	Value
Chubb Corp.	4,667	$279,973
Cincinnati Financial Corp.	95,829	2,523,178
CNP Assurances	56,816	836,558
Delta Lloyd NV	38,000	599,671
Hartford Financial Services Group, Inc.	64,880	1,047,163
HCC Insurance Holdings, Inc.	54,556	1,475,740
Lincoln National Corp.	41,690	651,615
Mapfre SA	129,606	400,200
Marsh & McLennan Cos., Inc.	94,701	2,513,365
MetLife, Inc.	107,541	3,012,223
MS&AD Insurance Group Holdings, Inc.	24,200	526,536
Principal Financial Group, Inc.	36,247	821,719
Prudential Financial, Inc.	37,177	1,742,114
Prudential PLC	349,752	3,003,684
Resolution, Ltd.	95,702	366,717
RSA Insurance Group PLC	678,764	1,168,121
SCOR SE	63,370	1,366,959
Sony Financial Holdings, Inc.	27,200	415,282
Standard Life PLC	479,801	1,484,831
Swiss Life Holding, Ltd.(1)	14,205	1,557,852
T&D Holdings, Inc.	54,600	514,413
Tryg A/S	15,498	814,883

		$44,330,628

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	61,374	$13,270,900
priceline.com, Inc.(1)	11,209	5,037,997

		$18,308,897

Internet Software & Services — 3.1%
Baidu, Inc. ADR(1)	53,449	$5,714,232
eBay, Inc.(1)	206,059	6,076,680
Google, Inc., Class A(1)	43,140	22,190,353
United Internet AG	44,534	752,820
VeriSign, Inc.	98,783	2,826,182

		$37,560,267

IT Services — 2.1%
Accenture PLC, Class A	11,810	$622,151
CapGemini SA	56,171	1,867,603
Cognizant Technology Solutions Corp., Class A(1)	77,532	4,861,256
Computer Sciences Corp.	39,999	1,073,973
Fidelity National Information Services, Inc.	51,873	1,261,551
International Business Machines Corp.	62,600	10,956,878
MasterCard, Inc., Class A	5,904	1,872,513
Nomura Research Institute, Ltd.	6,800	155,333
NTT Data Corp.	581	1,793,229
Obic Co., Ltd.	730	141,887
Otsuka Corp.	2,600	179,220
Western Union Co.	49,601	758,399

		$25,543,993

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$706,039
Nikon Corp.	63,000	1,486,106
Sankyo Co., Ltd.	4,300	232,674

		$2,424,819

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	13,037	$407,406
Bruker Corp.(1)	41,491	561,373

Security	Shares	Value
PerkinElmer, Inc.	27,425	$526,834
Thermo Fisher Scientific, Inc.(1)	17,359	879,060

		$2,374,673

Machinery — 2.3%
AGCO Corp.(1)	23,446	$810,528
Caterpillar, Inc.	35,948	2,654,400
Dover Corp.	15,298	712,887
Eaton Corp.	45,472	1,614,256
Ebara Corp.	104,000	411,479
Fanuc, Ltd.	52,827	7,276,700
Hitachi Construction Machinery Co., Ltd.	66,900	1,120,112
IHI Corp.	213,000	469,585
Japan Steel Works, Ltd.	78,000	465,266
Kawasaki Heavy Industries, Ltd.	107,000	272,859
Komatsu, Ltd.	76,500	1,649,344
Kurita Water Industries, Ltd.	7,400	207,444
Makita Corp.	6,700	238,471
MAN AG	10,039	778,187
Meidensha Corp.	259,000	964,499
Minebea Co., Ltd.	67,127	225,353
Pall Corp.	30,660	1,299,984
Parker Hannifin Corp.	29,259	1,847,121
SMC Corp.	1,900	277,708
Snap-On, Inc.	15,120	671,328
Stanley Black & Decker, Inc.	45,820	2,249,762
Sulzer AG	8,500	873,505
Sumitomo Heavy Industries, Ltd.	119,000	608,548
Titan International, Inc.	13,412	201,180

		$27,900,506

Marine — 0.1%
Kawasaki Kisen Kaisha, Ltd.	174,000	$361,858
Kirby Corp.(1)	3,948	207,823
Mitsui O.S.K. Lines, Ltd.	83,000	319,790

		$889,471

Media — 2.8%
British Sky Broadcasting Group PLC	447,757	$4,611,516
Comcast Corp., Class A	435,803	9,108,283
DIRECTV, Class A(1)	89,322	3,773,855
Focus Media Holding, Ltd. ADR(1)	10,518	176,597
Hakuhodo DY Holdings, Inc.	9,590	556,344
IMAX Corp.(1)	77,253	1,118,623
Interpublic Group of Cos., Inc.	50,333	362,398
JC Decaux SA(1)	44,715	1,109,769
McGraw-Hill Cos., Inc. (The)	27,142	1,112,822
Omnicom Group, Inc.	54,629	2,012,532
Time Warner Cable, Inc.	21,148	1,325,345
Time Warner, Inc.	10,926	327,452
Viacom, Inc., Class B	3,330	129,004
Virgin Media, Inc.	100,424	2,445,324
Walt Disney Co. (The)	174,880	5,274,381
Wolters Kluwer NV	45,032	730,806

		$34,175,051

Metals & Mining — 2.3%
Alcoa, Inc.	79,636	$762,117
Anglo American PLC	100,152	3,446,334
Aperam	10,013	144,881
ArcelorMittal	192,366	3,073,392
BHP Billiton PLC	189,390	5,059,350
Boliden AB	86,800	892,590

Security	Shares	Value
Cliffs Natural Resources, Inc.	9,184	$469,945
Dowa Holdings Co., Ltd.	105,000	584,358
JFE Holdings, Inc.	8,900	179,657
Kobe Steel, Ltd.	216,000	360,554
Mitsubishi Materials Corp.	80,000	194,803
Newmont Mining Corp.	30,985	1,948,956
Nucor Corp.	23,673	749,014
Pacific Metals Co., Ltd.	62,000	355,683
Rio Tinto PLC	128,971	5,719,623
Sumitomo Metal Industries, Ltd.	112,000	232,139
Sumitomo Metal Mining Co., Ltd.	78,000	1,032,739
United States Steel Corp.	6,153	135,428
Xstrata PLC	195,335	2,466,629

		$27,808,192

Multi-Utilities — 1.7%
Centrica PLC	498,444	$2,297,633
CMS Energy Corp.	137,634	2,723,777
Consolidated Edison, Inc.	38,721	2,207,871
Dominion Resources, Inc.	42,535	2,159,502
GDF Suez	222,427	6,608,677
NiSource, Inc.	42,420	906,940
Public Service Enterprise Group, Inc.	116,940	3,902,288
RWE AG, PFC Shares	10,079	348,451

		$21,155,139

Multiline Retail — 1.0%
H2O Retailing Corp.	29,000	$231,550
Isetan Mitsukoshi Holdings, Ltd.	71,332	721,958
Kohl’s Corp.	44,325	2,176,358
Macy’s, Inc.	48,120	1,266,518
Marks & Spencer Group PLC	432,844	2,107,753
Nordstrom, Inc.	19,173	875,823
PPR SA	7,380	953,947
Target Corp.	70,056	3,435,546

		$11,769,453

Office Electronics — 0.5%
Brother Industries, Ltd.	22,000	$258,471
Canon, Inc.	78,200	3,550,752
Konica Minolta Holdings, Inc.	70,500	483,398
Ricoh Co., Ltd.	59,000	494,496
Xerox Corp.	208,743	1,454,939

		$6,242,056

Oil, Gas & Consumable Fuels — 7.5%
Alpha Natural Resources, Inc.(1)	23,345	$412,973
Anadarko Petroleum Corp.	35,234	2,221,504
BP PLC	1,583,192	9,492,308
Chesapeake Energy Corp.	11,230	286,926
Chevron Corp.	95,020	8,791,250
ConocoPhillips	102,909	6,516,198
Devon Energy Corp.	8,417	466,638
El Paso Corp.	56,715	991,378
ENI SpA	292,582	5,147,313
Exxon Mobil Corp.	233,306	16,945,015
Hess Corp.	20,723	1,087,129
Idemitsu Kosan Co., Ltd.	3,100	277,703
Japan Petroleum Exploration Co.	3,900	141,765
Marathon Petroleum Corp.	21,876	591,965
Royal Dutch Shell PLC, Class A	338,811	10,468,243
Royal Dutch Shell PLC, Class B	292,028	9,086,372
Southwestern Energy Co.(1)	24,167	805,486

Security	Shares	Value
Spectra Energy Corp.	35,562	$872,336
Suncor Energy, Inc.	17,376	442,045
Total SA	268,726	11,856,027
Valero Energy Corp.	38,533	685,117
Williams Cos., Inc.	118,494	2,884,144

		$90,469,835

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$693,501
OJI Paper Co., Ltd.	76,000	416,846

		$1,110,347

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	12,740	$1,119,082
Kao Corp.	69,654	1,940,165
USANA Health Sciences, Inc.(1)	7,218	198,495

		$3,257,742

Pharmaceuticals — 7.5%
Abbott Laboratories	115,361	$5,899,562
Allergan, Inc.	27,084	2,231,180
Astellas Pharma, Inc.	58,400	2,204,420
AstraZeneca PLC	135,442	6,010,843
Bayer AG	59,596	3,288,736
Daiichi Sankyo Co., Ltd.	62,300	1,298,736
Eisai Co., Ltd.	59,846	2,414,697
Eli Lilly & Co.	41,259	1,525,345
GlaxoSmithKline PLC	541,207	11,167,854
Hisamitsu Pharmaceutical Co., Inc.	4,800	230,635
Hospira, Inc.(1)	10,103	373,811
Johnson & Johnson	119,421	7,608,312
Merck & Co., Inc.	212,993	6,967,001
Mitsubishi Tanabe Pharma Corp.	10,000	185,914
Novartis AG	240,605	13,440,598
Pfizer, Inc.	109,562	1,937,056
Roche Holding AG PC	75,396	12,177,361
Sanofi SA	101,444	6,672,656
Shionogi & Co., Ltd.	56,000	828,544
Takeda Pharmaceutical Co., Ltd.	39,731	1,884,372
Watson Pharmaceuticals, Inc.(1)	32,108	2,191,371

		$90,539,004

Professional Services — 0.3%
Adecco SA(1)	36,539	$1,440,167
Equifax, Inc.	15,217	467,771
Randstad Holding NV	13,594	433,386
Robert Half International, Inc.	36,884	782,678

		$3,124,002

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	19,158	$2,184,970
British Land Co. PLC	195,831	1,442,465
Capital Shopping Centres Group PLC	189,600	961,401
Japan Real Estate Investment Corp.	37	361,734
Japan Retail Fund Investment Corp.	200	321,561
Nippon Building Fund, Inc.	40	414,092
Simon Property Group, Inc.	32,545	3,579,299

		$9,265,522

Real Estate Management & Development — 0.3%
Capital & Counties Properties PLC	189,600	$495,382
CB Richard Ellis Group, Inc., Class A(1)	41,385	557,042
Daito Trust Construction Co., Ltd.	6,300	577,578

Security	Shares	Value
Heiwa Real Estate Co., Ltd.	324,000	$693,471
Nomura Real Estate Holdings, Inc.	27,400	414,539
NTT Urban Development Corp.	443	321,921

		$3,059,933

Road & Rail — 0.6%
Central Japan Railway Co.	55	$479,974
CSX Corp.	115,014	2,147,311
East Japan Railway Co.	12,600	763,895
Kansas City Southern(1)	23,993	1,198,690
Keio Corp.	139,000	994,433
Kintetsu Corp.	105,000	395,883
Ryder System, Inc.	14,154	530,917
Tobu Railway Co., Ltd.	135,000	635,898

		$7,147,001

Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	111,000	$1,196,491
Broadcom Corp., Class A(1)	124,725	4,152,095
Cirrus Logic, Inc.(1)	62,702	924,227
Cypress Semiconductor Corp.(1)	217,447	3,255,182
Intel Corp.	897,323	19,139,900
NXP Semiconductors NV(1)	73,247	1,034,248
ON Semiconductor Corp.(1)	53,708	385,086
Shinko Electric Industries Co., Ltd.	17,200	122,242
Sumco Corp.(1)	14,600	136,343
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,231	1,042,770
Texas Instruments, Inc.	59,242	1,578,799
Tokyo Electron, Ltd.	53,500	2,426,749
Veeco Instruments, Inc.(1)	19,590	477,996

		$35,872,128

Software — 5.6%
Autonomy Corp. PLC(1)	54,510	$2,156,683
Citrix Systems, Inc.(1)	46,346	2,527,247
Compuware Corp.(1)	66,874	512,255
Concur Technologies, Inc.(1)	56,008	2,084,618
Konami Corp.	62,100	2,084,806
Microsoft Corp.	1,460,131	36,342,660
Nuance Communications, Inc.(1)	90,485	1,842,275
Oracle Corp.	529,690	15,223,290
Symantec Corp.(1)	199,867	3,257,832
TiVo, Inc.(1)	17,135	160,041
Trend Micro, Inc.	57,397	1,795,102

		$67,986,809

Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	10,682	$657,584
AutoNation, Inc.(1)	9,425	308,951
CarMax, Inc.(1)	5,464	130,316
Fast Retailing Co., Ltd.	53,000	9,492,143
Gap, Inc. (The)	73,351	1,191,220
Home Depot, Inc.	134,573	4,423,415
Limited Brands, Inc.	33,514	1,290,624
Lowe’s Companies, Inc.	115,992	2,243,285
Shimamura Co., Ltd.	2,400	251,590
Tiffany & Co.	26,337	1,601,816
USS Co., Ltd.	2,720	231,273
Yamada Denki Co., Ltd.	4,360	303,235

		$22,125,452

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG	18,804	$1,144,335
Asics Corp.	20,000	273,088
Christian Dior SA	10,660	1,193,513
Coach, Inc.	16,626	861,725
Hanesbrands, Inc.(1)	25,679	642,232
NIKE, Inc., Class B	30,110	2,574,706
Onward Holdings Co., Ltd.	30,000	238,178
Swatch Group, Ltd. (The)	6,424	2,113,651

		$9,041,428

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	258,361	$1,462,323

		$1,462,323

Tobacco — 2.3%
Altria Group, Inc.	43,018	$1,153,312
British American Tobacco PLC	275,025	11,613,015
Imperial Tobacco Group PLC	177,291	5,983,145
Japan Tobacco, Inc.	409	1,913,121
Philip Morris International, Inc.	113,533	7,082,188
Reynolds American, Inc.	3,857	144,560

		$27,889,341

Trading Companies & Distributors — 0.4%
Marubeni Corp.	147,000	$820,842
Mitsubishi Corp.	81,800	1,665,417
Sumitomo Corp.	96,700	1,196,524
Wolseley PLC	51,754	1,284,115

		$4,966,898

Transportation Infrastructure — 0.1%
ADP	13,565	$1,020,341
Kamigumi Co., Ltd.	46,000	410,599

		$1,430,940

Wireless Telecommunication Services — 2.1%
American Tower Corp., Class A(1)	19,546	$1,051,575
KDDI Corp.	537	3,696,900
MetroPCS Communications, Inc.(1)	31,693	276,046
Rogers Communications, Inc., Class B	46,378	1,586,592
Softbank Corp.	162,898	4,766,402
Vodafone Group PLC	5,349,088	13,786,093

		$25,163,608

Total Common Stocks (identified cost $1,169,108,290)		$1,218,502,651

Rights — 0.0%(2)

Security	Shares	Value
Commercial Banks — 0.0%(2)
Criteria Caixacorp SA, Exp. 10/19/11(1)	267,829	$21,888

Total Rights (identified cost $21,713)		$21,888

Total Investments — 100.4% (identified cost $1,169,130,003)		$1,218,524,539

Call Options Written — (1.5)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	37,250	EUR	2,200	10/21/11	$(3,807,803)
Dow Jones Euro Stoxx 50 Index	35,000	EUR	2,275	10/21/11	(2,100,728)
FTSE 100 Index	5,600	GBP	5,500	10/21/11	(237,965)
FTSE 100 Index	11,250	GBP	5,550	10/21/11	(346,479)
NASDAQ 100 Index	630		$2,175	10/22/11	(4,299,750)
NASDAQ 100 Index	520		$2,325	10/22/11	(813,800)
Nikkei 225 Index	1,120,000	JPY	9,000	10/14/11	(907,558)
S&P 500 Index	1,710		$1,175	10/22/11	(3,744,900)
S&P 500 Index	1,525		$1,225	10/22/11	(1,021,750)
SMI Index	2,850	CHF	5,600	10/21/11	(363,482)
SMI Index	5,300	CHF	5,650	10/21/11	(543,800)

Total Call Options Written (premiums received $29,518,462)					$(18,188,015)

Other Assets, Less Liabilities — 1.1%					$13,125,251

Net Assets — 100.0%					$1,213,461,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	54.7%	$663,495,310
United Kingdom	12.0	144,990,292
Japan	11.2	136,022,847
France	5.4	65,776,953
Switzerland	5.0	61,135,043
Germany	5.0	60,148,060
Spain	2.2	27,029,725
Italy	1.5	18,725,318
Netherlands	1.3	15,516,850
China	0.5	5,890,829
Ireland	0.3	3,910,460
Other Countries, less than 0.3% each	1.3	15,882,852

Total Investments	100.4%	$1,218,524,539

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,171,010,540

Gross unrealized appreciation	$190,687,299
Gross unrealized depreciation	(143,173,300)

Net unrealized appreciation	$47,513,999

Written call options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,350,910	$22,312,888
Options written	11,575,465	176,650,952
Options terminated in closing purchase transactions	(6,720,220)	(128,016,781)
Options expired	(4,984,520)	(41,428,597)

Outstanding, end of period	1,221,635	$29,518,462

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $18,188,015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$94,224,496	$48,071,756	$—	$142,296,252
Consumer Staples	52,868,288	69,080,201	—	121,948,489
Energy	51,521,723	47,757,305	—	99,279,028
Financials	57,180,580	94,981,899	—	152,162,479
Health Care	77,555,421	66,467,587	—	144,023,008
Industrials	47,172,128	66,171,000	—	113,343,128
Information Technology	253,118,628	32,480,347	—	285,598,975
Materials	11,424,923	46,518,153	—	57,943,076
Telecommunication Services	19,477,419	40,756,034	—	60,233,453
Utilities	16,742,069	24,932,694	—	41,674,763

Total Common Stocks	$681,285,675	$537,216,976 *	$—	$1,218,502,651

Rights	$21,888	$—	$—	$21,888

Total Investments	$681,307,563	$537,216,976	$—	$1,218,524,539

Liability Description

Call Options Written	$(9,880,200)	$(8,307,815)	$—	$(18,188,015)

Total	$(9,880,200)	$(8,307,815)	$—	$(18,188,015)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III Walter A. Row, III
President

Date:	November 23, 2011

By: /s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	November 23, 2011